Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 26,687	$ 30,115	$ 77,088	$ 75,973
High performance computing hosting			7,030	1,611
Total revenue	$ 29,229	$ 31,252	84,118	77,584
Canada [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Sweden [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Paraguay [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Iceland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			77,088	75,973
High performance computing hosting			7,030	1,611
Total revenue			$ 84,118	$ 77,584